Share-based Compensation - Share-based compensation expense (Detail)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Share-based compensation
Share-based compensation expense	¥ 0	$ 0	¥ 2,257,795	¥ 4,935,782
Sales and marketing
Share-based compensation
Share-based compensation expense			299,806	265,862
General and administrative
Share-based compensation
Share-based compensation expense			1,754,168	4,649,664
Research and development
Share-based compensation
Share-based compensation expense			¥ 203,821	¥ 20,256